Acquisition - Schedule of Pro Forma Consolidated Results of Operations (Details) (10-K)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Business Combinations [Abstract]
Net Revenues, Continuing Operations	$ 17,885,957
Net Loss	$ (16,705,685)
Net Loss per Share | $ / shares	$ (6.64)